Cover	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2024
Entity File Number	33-18099-NY
Entity Registrant Name	QUEST PATENT RESEARCH CORPORATION
Entity Central Index Key	0000824416
Entity Tax Identification Number	11-2873662
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	411 Theodore Fremd Ave.
Entity Address, Address Line Two	Suite 206S
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1411
City Area Code	888
Local Phone Number	743-7577
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false